Shareholders' Equity - Dividends (Details) - $ / shares	Jan. 01, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Dividends Payable [Line Items]
Cash dividend declared (USD per share)		$ 0.55	$ 0.55	$ 0.55	$ 0.55	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Quarterly dividends declared, percent increase		10.00%
Forecast
Dividends Payable [Line Items]
Cash dividend declared (USD per share)	$ 0.605